Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Innovator U.S. Equity Ultra Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	13.16%	15.60%	(5.73%)	5.91%	6.93%	11.12%